RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of detailed information about currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 52,418		$ 68,994	$ 86,175
Restricted cash	196		187
Trade receivables	2,876		981
Accounts payable and accrued liabilities	(3,618)		(1,328)
Advances from joint venture partners	(1,565)		$ (2,404)
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 36,490
Restricted cash		1,041
Trade receivables		288
Accounts payable and accrued liabilities		(325)
Advances from joint venture partners		(1,197)
Net exposure	$ 46,246	$ 36,297